UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number             811-06096

                                                 The Torray Fund

(Exact name of registrant as specified in charter)

7501 Wisconsin Avenue, Suite 750 West

                                                     Bethesda, MD 20814-6519

(Address of principal executive offices) (Zip code)

William M Lane

Torray LLC

7501 Wisconsin Avenue, Suite 750 West

                                     Bethesda, MD 20814-6519

(Name and address of agent for service)

Registrant’s telephone number, including area code:   301-493-4600

Date of fiscal year end: December 31

Date of reporting period: March 31, 2014

Item 1. Schedule of Investments.

The Schedule(s) of Investments is attached herewith.

The Torray Fund

SCHEDULE OF INVESTMENTS

As of March 31, 2014 (unaudited)

Shares		Market Value

COMMON STOCK 88.62%

17.47% INFORMATION TECHNOLOGY
446,400	Hewlett-Packard Co.	$14,445,504
504,600	Intel Corp.	13,023,726
58,700	International Business Machines Corp.	11,299,163
400,000	EMC Corp.	10,964,000
465,300	Cisco Systems, Inc.	10,427,373
622,100	Western Union Co. (The)	10,177,556

		70,337,322

16.84% FINANCIALS
380,500	Wells Fargo & Co.	18,926,070
314,300	Loews Corp.	13,844,915
141,800	Chubb Corp.	12,662,740
236,618	Marsh & McLennan Cos., Inc.	11,665,267
118,550	American Express Co.	10,673,057

		67,772,049

14.66% INDUSTRIALS
527,097	General Electric Co.	13,646,541
116,600	General Dynamics Corp.	12,700,072
166,350	Eaton Corp. PLC	12,496,212
350,900	Republic Services, Inc.	11,986,744
100,500	Stanley Black & Decker, Inc.	8,164,620

		58,994,189

13.81% HEALTH CARE
173,800	Baxter International Inc.	12,788,204
125,224	Johnson & Johnson	12,300,754
92,150	Becton Dickinson & Co.	10,788,922
100,100	WellPoint, Inc.	9,964,955
119,100	UnitedHealth Group Inc.	9,765,009

		55,607,844

7.91% CONSUMER DISCRETIONARY
424,100	Gannett Co., Inc.	11,705,160
170,800	Target Corp.	10,335,108
116,800	Tupperware Brands Corp.	9,783,168

		31,823,436

6.75% MATERIALS
211,900	E.I. du Pont de Nemours & Co.	14,218,490
266,800	Dow Chemical Co. (The)	12,963,812

		27,182,302

The Torray Fund

SCHEDULE OF INVESTMENTS

As of March 31, 2014 (unaudited)

Shares		Market Value

4.79% ENERGY
776,700	Boardwalk Pipeline Partners LP	$10,415,547
345,350	Chesapeake Energy Corp.	8,847,867

		19,263,414

3.46% CONSUMER STAPLES
385,600	Sysco Corp.	13,931,728

2.93% TELECOMMUNICATIONS
335,900	AT&T Inc.	11,780,013

TOTAL COMMON STOCK 88.62%		356,692,297
(cost $251,874,598)

Principal Amount ($)

SHORT-TERM INVESTMENTS 11.40%
45,902,217	BNY Mellon Cash Reserve, 0.01%(1)	45,902,217
(cost $45,902,217)

TOTAL INVESTMENTS 100.02%		402,594,514
(cost $297,776,815)

LIABILITIES LESS OTHER ASSETS (0.02%)		(83,884)

NET ASSETS 100.00%		$402,510,630

TOP 10 HOLDINGS
1	Wells Fargo & Co.	6	General Electric Co.
2	Hewlett-Packard Co.	7	Intel Corp.
3	E.I. du Pont de Nemours & Co.	8	Dow Chemical Co. (The)
4	Sysco Corp.	9	Baxter International Inc.
5	Loews Corp.	10	General Dynamics Corp.

(1)	Represents current yield at March 31, 2014.

See notes to the Schedules of Investments.

The Torray Fund

NOTES TO SCHEDULES OF INVESTMENTS

March 31, 2014 (unaudited)

Securities Valuation    Portfolio securities for which market quotations are readily available are valued at market value, which is determined by using the last reported sale price, or, if no sales are reported, the last reported bid price. For NASDAQ traded securities, market value is determined on the basis of the NASDAQ Official Closing Price instead of the last reported sales price. Other assets and securities for which no quotations are readily available or for which Torray LLC (the “Advisor”) believes do not reflect market value are valued at fair value as determined in good faith by the Advisor under the supervision of the Board of Trustees (the “Board” or “Trustees”) in accordance with the Fund’s Valuation Procedures. Short-term obligations having remaining maturities of 60 days or less are valued at amortized cost, which approximates market value.

Fair Value Measurements    Various inputs are used in determining the fair value of investments which are as follows:

Level 1 – quoted prices in active markets for identical securities

Level 2 – significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The summary of inputs used to value the Fund’s net assets as of March 31, 2014 is as follows:

Valuation Inputs	Torray Fund
Level 1 - Quoted Prices *	$402,594,514
Level 2 - Other Significant Observable Inputs	-
Level 3 - Significant Unobservable Inputs	-

Total Market Value of Investments	$402,594,514

*    Security types and industry classifications as defined in the Schedules of Investments.

The Fund had no Level 3 investments during the period and had no transfers between Level 1, Level 2 and Level 3 investments during the reporting period.

Tax Disclosure    No provision for federal income taxes is required since the Fund intends to continue to comply with all requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies and to distribute substantially all of its taxable income and capital gains to shareholders. Federal income tax regulations differ from accounting principles generally accepted in the United States of America; therefore, distributions determined in accordance with tax regulations may differ in amount or character from net investment income and realized gains for financial reporting purposes. Financial reporting records are adjusted for permanent book/tax differences to reflect tax character. Financial records are not adjusted for temporary differences. The amount and character of tax-basis distributions and composition of net assets are finalized at fiscal year-end; accordingly, tax-basis balances have not been determined as of March 31, 2014.

The following information is based upon the book basis of investment securities as of March 31, 2014:

Torray Fund
Gross unrealized appreciation	$ 109,077,444
Gross unrealized depreciation	(4,259,745)

Net unrealized appreciation	$ 104,817,699

Aggregate book cost	$ 297,776,815

At December 31, 2013, The Torray Fund had net capital loss carry forward for federal income tax purposes of $34,369,226 which is available to reduce future required distributions of net capital gains to shareholders through 2017.

Under current tax law, capital losses realized after October 31 of a fund’s fiscal year may be deferred and treated as occurring on the first business day of the following fiscal year for tax purposes. At December 31, 2013, The Torray Fund had no deferred post-October capital losses.

For additional information regarding the accounting policies of the Fund, refer to the most recent financial statements in the N-CSR filing at www.sec.gov.

Item 2. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)                          The Torray Fund

By (Signature and Title)*     /s/ Robert E. Torray

Robert E. Torray, President

(principal executive officer)

Date     April 28, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*     /s/ Robert E. Torray

Robert E. Torray, President

(principal executive officer)

Date     April 28, 2014

By (Signature and Title)*     /s/ William M Lane

William M Lane, Treasurer

(principal financial officer)

Date     April 28, 2014

*	Print the name and title of each signing officer under his or her signature.